Short-Term Loans and Long-Term Debt (Schedule of Long-Term Debt) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Loan principle prepaid		¥ 120,000
Loan from the banks	[1]	¥ 54,000	¥ 174,000
Loan from the banks, floating interest rate		0.22%	0.21%
Unused line of credit		¥ 0

[1]	During the year ended December 31, 2022, Canon prepaid ¥120,000 million of the outstanding loan under the unsecured revolving credit facility contracts which had expiration date in December 2023. The outstanding loans under the credit facilities are ¥54,000 million at a floating interest of 0.22% and Canon has no unused credit facilities as of December 31, 2022.